Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Interest, Dividend and Fee Income
Loans	$ 4,814	$ 4,795	$ 3,838	$ 9,609	$ 7,543
Securities (Note 2)	1,405	1,314	962	2,719	1,890
Deposits with banks	183	222	152	405	274
Interest, Dividend and Fee Income	6,402	6,331	4,952	12,733	9,707
Interest Expense
Deposits	2,110	2,079	1,372	4,189	2,573
Subordinated debt	69	70	57	139	110
Other liabilities	1,088	1,010	857	2,098	1,483
Interest Expense	3,267	3,159	2,286	6,426	4,166
Net Interest Income	3,135	3,172	2,666	6,307	5,541
Non-Interest Revenue (Note 1)
Securities commissions and fees	254	248	249	502	510
Deposit and payment service charges	290	291	277	581	553
Trading revenues	111	93	258	204	346
Lending fees	277	277	236	554	483
Card fees	116	105	112	221	200
Investment management and custodial fees	426	428	437	854	861
Mutual fund revenues	356	347	376	703	742
Underwriting and advisory fees	261	244	214	505	435
Securities gains, other than trading	42	49	38	91	105
Foreign exchange gains, other than trading	51	38	63	89	99
Insurance revenue	710	1,049	460	1,759	967
Investments in associates and joint ventures	52	29	41	81	85
Other	132	147	153	279	291
Non-Interest Revenue	3,078	3,345	2,914	6,423	5,677
Total Revenue	6,213	6,517	5,580	12,730	11,218
Provision for Credit Losses (Note 3)	176	137	160	313	301
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	561	926	332	1,487	693
Non-Interest Expense (Note 1)
Employee compensation	2,010	2,072	2,012	4,082	3,975
Premises and equipment	767	728	672	1,495	1,336
Amortization of intangible assets	138	133	129	271	252
Travel and business development	143	126	130	269	243
Communications	78	74	75	152	142
Professional fees	141	121	143	262	268
Other	318	303	364	621	709
Non-Interest Expense	3,595	3,557	3,525	7,152	6,925
Income (loss) before taxes	1,881	1,897	1,563	3,778	3,299
Provision for income taxes (Note 12)	384	387	317	771	1,080
Net Income attributable to Bank shareholders	$ 1,497	$ 1,510	$ 1,246	$ 3,007	$ 2,219
Earnings Per Share (Canadian $) (Note 11)
Basic	$ 2.27	$ 2.28	$ 1.87	$ 4.55	$ 3.30
Diluted	2.26	2.28	1.86	4.54	3.29
Common shares [member]
Earnings Per Share (Canadian $) (Note 11)
Dividends per common share	$ 1.00	$ 1.00	$ 0.93	$ 2.00	$ 1.86